Share-based compensation - Derivative liability (Details)	3 Months Ended
Mar. 31, 2023 USD ($)
Share-based compensation
Derivative liabilities	$ 451,106,576
Stock options
Share-based compensation
Derivative liabilities	2,111,948
Unrealized loss on derivative liability of stock option	$ 922,263